Schedule I - Related Party Transactions - Related Party Balances (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2014	May 31, 2013
Amount due from related parties:
Subtotal of amount due from related parties	$ 4,116	$ 2,372
Amount due to related parties:
Subtotal of amount due to related parties	4	1,101
Parent Company [Member]
Amount due from related parties:
Subtotal of amount due from related parties	18,511	24,909
Amount due to related parties:
Subtotal of amount due to related parties	357	34,747
Parent Company [Member] | Beijing Judgment [Member]
Amount due from related parties:
Subtotal of amount due from related parties		7,257
Parent Company [Member] | Beijing Hewstone [Member]
Amount due from related parties:
Subtotal of amount due from related parties		2,780
Parent Company [Member] | Beijing Decision [Member]
Amount due from related parties:
Subtotal of amount due from related parties		4,232
Parent Company [Member] | Winner Park [Member]
Amount due from related parties:
Subtotal of amount due from related parties	11	11
Parent Company [Member] | Smart Shine [Member]
Amount due from related parties:
Subtotal of amount due from related parties	8,511	8,511
Parent Company [Member] | Elite Concept Holdings Limited [Member]
Amount due from related parties:
Subtotal of amount due from related parties	7,871
Amount due to related parties:
Subtotal of amount due to related parties	357	34,747
Parent Company [Member] | New Oriental China [Member]
Amount due from related parties:
Subtotal of amount due from related parties	$ 2,118	$ 2,118